Financial instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2023
Financial instruments and risk management
Financial instruments and risk management
27	Financial instruments – Fair values and risk management

The Group maintains operations with derivative and non-derivative financial instruments. The control policy consists of monitoring the terms contracted against current terms and conditions in the market. The Company does not make investments of speculative nature in derivatives or any other risk assets.

27.1 Accounting classifications and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including the levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

December 31, 2023

	Carrying amount			Fair value
Financial assets	Amortized cost	Assets / liabilities measured at FVTPL	Total	Level 2
Derivatives	-	9,620	9,620	9,620
Cash and cash equivalents	211,638	-	211,638	-
Financial investments	3,164	-	3,164	-
Trade receivables	471,951	-	471,951	-
Contract assets	147,620	-	147,620	-
Other assets	28,099	-	28,099	-
	862,472	9,620	872,092	9,620
Financial liabilities
Suppliers and other payables	(21,690)	-	(21,690)	-
Loans and borrowings	(727,463)	-	(727,463)	-
Lease liabilities	(44,899)	-	(44,899)	-
Accounts payable for business acquired	(136,054)	-	(136,054)	-
Contract liabilities	(48,079)	-	(48,079)	-
Other liabilities	(35,097)	-	(35,097)	-
	(1,013,282)	-	(1,013,282)	-

December 31, 2022 restated

	Carrying amount			Fair value
Financial assets	Amortized cost	Assets / liabilities measured at FVTPL	Total	Level 2
Derivatives	-	11,194	11,194	11,194
Cash and cash equivalents	185,727	-	185,727	-
Financial investments	96,299	-	96,299	-
Trade receivables	501,671	-	501,671	-
Contract assets	217,250	-	217,250	-
Other assets	41,923	-	41,923	-
	1,042,870	11,194	1,054,064	11,194
Financial liabilities
Derivatives	-	(4,109)	(4,109)	(4,109)
Suppliers and other payables	(33,376)	-	(33,376)	-
Loans and borrowings	(989,763)	-	(989,763)	-
Lease liabilities	(62,808)	-	(62,808)	-
Accounts payable for business acquired	(210,045)	-	(210,045)	-
Contract liabilities	(32,136)	-	(32,136)	-
Other liabilities	(51,031)	-	(51,031)	-
	(1,379,159)	(4,109)	(1,383,268)	(4,109)

27.2 Measurement of fair values

The Group has financial instruments measured at fair value, which are classified as defined in the note 5.c, and all of them are under the Level 2 in the fair value hierarchy. The estimated fair value of the Group’s financial instruments considered the following methods and assumptions:

  Loans and borrowings: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of loans and borrowings is adjusted to the future value of the liabilities considering the interest until maturity.
  Leases liabilities: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of leases liabilities is adjusted to the future value of the liabilities considering the interest until maturity.
  Accounts payable for business acquired: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. Some contractual flow of this obligation is adjusted to the future value of the liabilities considering the interest until maturity. For some obligations, the contractual flow is adjusted considering the present value of expected payments, discounted using a risk-adjusted discount rate (discounted cash flows).
  Derivative financial instruments: The financial instruments were valued by calculating the present value using market curves that impact the specific instrument on the calculation dates. For this, future curves of CDI and SOFR, exchange coupon, and currency quotation are used. For interest rate swaps, the present value of the asset position and the liability position are both estimated by discounting cash flows at the interest rate of the currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value. For exchange forward swaps, the present value of the asset position and the liability position are both estimated by discounting cash flows at the rate of currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value.

27.3 Financial risk management

The Group has exposure to the following risk arising from financial instruments:

  Market risk;
  Credit risk; and
  Liquidity risk.

Risk management framework

The Group's risk management policies are established to identify and analyze the risks faced by the Group, in order to define appropriate risk limits and controls, and also to monitor risks and compliance with the limits. The risk management policies and systems are frequently reviewed to reflect changes in market conditions and in the activities of the Group.

a. Market risks

The Group is exposed to market risks resulting from the normal course of its activities, such as inflation, interest rates and exchange rate changes.

Thus, the Group's operating results may be affected by changes in economic policies especially regarding short and long-term interest rates, inflation targets and exchange rate policy. Exposures to market risk are measured by sensitivity analysis.

a.1 Currency risk

The Group is exposed to foreign exchange risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and borrowings are denominated and the respective functional currencies of the Company and its subsidiaries.

Therefore, foreign exchange risk is inherent to the Group’s business model. The Group’s revenue is mainly denominated in foreign currency and, consequently, is exposed to exchange rate changes. The Group’s expenses, on the other hand, are mainly denominated in the Group’s functional currency (Brazilian Reais) and, consequently, are not exposed to exchange rate changes. The Group is exposed to exchange rate risk on its financial investments, suppliers and other payables, trade receivables, loans and borrowings, accounts payable for business acquired, lease liabilities and derivatives. See below the total exposure to foreign currency:

	December, 2023			December, 2022
	US$	£	Other currencies	US$	£	Other currencies
Financial investments	2,695	469	-	96,299	-	-
Suppliers and other payables	(3,987)	(793)	(1,700)	(4,229)	(2,264)	(2,078)
Trade receivables	245,763	65,196	11,100	304,617	51,152	12,306
Loans and borrowings	(110,648)	-	-	(239,044)	-	-
Lease liabilities	(20,880)	(1,085)	(1,796)	(29,147)	(1,009)	(2,493)
Accounts payable for business acquired	(74,499)	(20,051)	-	(81,955)	(83,768)	-
Restricted cash - escrow account	-	20,021	-	-	20,209	-
Derivatives	2,728	-	-	(4,109)	-	-
Net exposure	41,172	63,757	7,604	42,432	(15,680)	7,735

Cash flow hedge for the Group's future Revenues

The Group designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from proportions of its long-term debt obligations (denominated in U.S. dollars) and foreign exchange gain or loss of its highly probable future revenues denominated in U.S. dollar, so that gains or losses associated with the hedged transaction (the highly probable future revenues denominated U.S. dollar denominated) and the hedging instrument (debt obligations) are recognized in the statement of profit or loss in the same periods.

The schedule of cash flow hedge involving the Company´s future revenues as of December 31, 2023 is set below:

					Present value of hedging instrument notional value on December 31, 2023
Hedging instrument	Hedged transaction	Nature of the risk	Maturity date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly revenues	Foreign Currency - Real vs U.S. Dollar Spot Rate
Export Credit Note (NCE)			2024 to 2026	22,500	108,929
Total amounts designated as of December 31, 2023				22,500	108,929

Changes in the fair value of US$ foreign exchange debt obligation (non-derivative financial instruments) designated as effective cash flow hedges have their effective component recorded in Equity, other comprehensive income (“OCI”) and the ineffective component recorded in statement of profit or loss, in finance income (expense). The amounts accumulated in Equity are recognized in the statement of profit or loss in the years in which the hedged item affects the result, the effects of which are appropriated to the result, in order to minimize the variations in the hedged item.

The individual hedge relationships are established on a one-to-one basis, that is, the “highly probable revenue” of each month and the proportions of cash flows from foreign exchange debt obligation made abroad, used in each relationship and individual hedge, have the same face value in US dollars.

The exposure of the Group's future revenues in hard currency to the risk of variations in the R$/US$ exchange rate (liability position) is offset by an inverse exposure equivalent to its US dollars debt (asset position) to the same type of risk.

Hedge accounting effects

The movement of exchange variation accumulated in other comprehensive income as of December 31, 2023, resulting from completed and expected revenues are set out below:

Exchange variation
Balance as of January 1, 2022	-
Recognized in other comprehensive income – future revenues denominated in U.S. dollar	(23,855)
Reclassified to the statements of profit or loss - revenues denominated in U.S. dollar	8,323
Balance as of December 31, 2022	(15,532)
Recognized in other comprehensive income–future revenues denominated in U.S. dollar	11,591
Reclassified to the statements of profit or loss - revenues denominated in U.S. dollar	4,055
Reclassified to the statements of profit or loss - ineffective portion	(2,443)
Balance as of December 31, 2023	(2,329)

As of December 31, 2023, the annual expectation of realization of the exchange rate variation balance accumulated in equity is R$ 1,393.

a.2 Interest rate risk

Derives from the possibility of the Group incurring gains or losses resulting from changes in interest rates applicable to its financial assets and liabilities. The Group may also enter into derivative contracts in order to mitigate this risk.

	December 31, 2023		December 31, 2022
	CDI	SOFR	CDI	SOFR	Libor
Short-term financial investments	147,948	-	58,464	-	-
Loans and borrowings	(236,058)	(406,786)	(298,443)	(341,170)	(142,658)
Accounts payable for business acquired	(40,529)	-	(43,348)	-	-
Derivatives (interest rate swap)	-	110,648	-	-	142,658
Net exposure	(128,639)	(296,138)	(283,327)	(341,170)	-

a.3 Sensitivity analysis

The Company, based on information from rating agencies, estimates that in a reasonably possible scenario, the foreign exchange rate variation against the Real on December 31, 2024, will be a depreciation of 2% for the US dollar and 4% for the British pound. The Company conducted a historical analysis of the last 5 years of its exposure and impacts on the results due to currency volatility, considering an adverse scenario compared to the reasonably possible scenario, and realized a variation of approximately 25%.

Sensitivity analysis for exchange rate risk

	Net effect - Profit or loss
	Reasonably Possible Scenario	Adverse Scenario
	US$ 2% / £ 4%	25%
December 31, 2023
US$	823	10,293
	£2,550	15,940

	Net effect - Profit or loss
	Reasonably Possible Scenario	Adverse Scenario
	US$ 4% / £ 2%	25%
December 31, 2022
US$	1,697	10,608
	£(314)	(3,920)

Sensitivity analysis for interest rate risk

The Company, based on information from rating agencies, estimates that in a reasonably possible scenario, the interest rates could increase by up to 154 basis points for CDI and by up to 60 basis points for SOFR on December 31, 2024. The Company conducted a historical analysis of the last 10 years of its exposure and impacts on the results due to the interest rate changes, considering an adverse scenario compared to the reasonably possible scenario, and estimated a variation by 291 basis points for CDI and by 60 basis points for SOFR.

	Net effect - Profit or loss
	Reasonably Possible Scenario	Adverse Scenario
	CDI 154 bp / SOFR 60 bp	CDI 291 bp / SOFR 60 bp

December 31, 2023
Variable-rate instruments CDI	(1,981)	(3,743)
Variable-rate instruments SOFR	(2,441)	2,441
Interest rate swaps SOFR	664	(664)
Cash flow sensitivity (net)	(3,758)	(1,967)

December 31, 2022
Variable-rate instruments CDI	(4,363)	(9,661)
Variable-rate instruments SOFR	(2,047)	2,047
Cash flow sensitivity (net)	(6,410)	(7,614)

b. Credit risk

Credit risk refers to the risk that a counterparty will not comply with its contractual obligations, causing the Group to incur financial losses. Credit risk is the risk of a counterparty in a business transaction not complying with an obligation provided by a financial instrument or an agreement with a client, which would cause financial loss. To mitigate these risks, the Group analyzes the financial and equity condition of its counterparties, as well as the definition of credit limits and permanent monitoring of outstanding positions.

The Group applies the simplified standard approach to commercial financial assets, where the provision for losses is analyzed over the remaining life of the asset.

In addition, the Group is exposed to credit risk with respect to financial guarantees granted to banks.

The Group held cash and cash equivalents of R$ 211,638 on December 31, 2023 (R$ 185,727 as of December 31, 2022) and financial investments of R$ 3,164 on December 31, 2023 (R$ 96,299 as of December 31, 2022). The cash and cash equivalents and financial investments are held with bank and financial institution counterparties, which are rated BB- to A-, based on Standard & Poor’s, Moodys and Fitch ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the financial statements is:

	December 31, 2023	December 31, 2022
Hedge financial instruments – SWAP	9,620	11,194
Cash and cash equivalents	211,638	185,727
Financial investments	3,164	96,299
Trade receivables	471,951	501,671
Contract assets	147,620	217,250
Other receivables (current and non-current)	28,099	41,923
	872,092	1,054,064

As of 31 December 2023, the exposure to credit risk for trade receivables, contract assets and other receivables by geographic region was as follows:

	December 31, 2023	December 31, 2022
North America	293,195	426,166
Europe	91,471	73,460
Latin America	249,959	246,270
Asia Pacific	13,045	14,948
Total	647,670	760,844

c. Liquidity risk

The Group monitors liquidity risk by managing its cash resources and financial investments.

Liquidity risk is also managed by the Group through its cash flow projection, which aims to ensure the availability of funds to meet the Group’s both operational and financial obligations.

The Group also maintains approved credit lines with financial institutions to adequate levels of liquidity in the short, medium and long terms.

The maturities of the long-term installments of the loans are described in note 15.

The following table shows the remaining contractual maturities of financial liabilities on the reporting date. The amounts are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

	December 31, 2023
	Carrying amount	Cash contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Suppliers and other payables	21,690	21,690	21,690	-	-	-
Loans and borrowings	727,463	911,313	57,697	113,549	453,672	286,395
Lease liabilities	44,899	50,749	13,047	8,907	13,361	15,434
Accounts payable for business acquired	136,054	148,335	3,866	86,013	35,108	23,348
Contract liabilities	48,079	48,079	48,079	-	-	-
Other liabilities (current and non-current)	35,097	35,097	35,097	-	-	-
	1,013,282	1,215,263	179,476	208,469	502,141	325,177

	December 31, 2022
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Suppliers and other payables	33,376	33,376	33,376	-	-	-
Loans and borrowings	989,763	1,176,743	146,564	107,207	273,298	649,674
Lease liabilities	62,808	70,837	13,903	11,480	17,981	27,473
Accounts payable for business acquired	210,045	234,643	69,984	7,484	95,858	61,317
Contract liabilities	32,136	32,136	32,136	-	-	-
Other liabilities (current and non-current)	51,031	51,031	51,031	-	-	-
Derivatives	4,109	4,109	4,109	-	-	-
	1,383,268	1,602,875	351,103	126,171	387,137	738,464

27.4 Derivative financial instruments

The Group may hold derivative financial instruments to hedge its foreign currency and interest rate risk exposures.

The Group entered into an interest rate swap transaction with the purpose of hedging the exposure to variable interest rate related to the Export Credit Note – NCE.

In May 2022, the Group entered a swap operation exchanging the CDI based rate to a US$ prefixed rate, related to a portion of an Export Credit Note - NCE.

The interest rate profile of the Group’s interest-bearing financial instruments, as reported to the Group’s Management, is as follows:

	December 31, 2023
Maturity	Notional (US$)	Notional in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	22,500	108,929	SOFR Overnight	3.07%	6,892
07/07/2026	-	78,571	CDI	Foreign Exchange + 4.90%	2,728
					9,620

	December 31, 2022
Maturity	Notional (US$)	Notional in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-months LIBOR	3.07%	11,194
07/07/2026	-	100,000	CDI	Foreign Exchange + 4.90%	(4,109)
					7,085